CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	June 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 2.2%
Media - 2.2%
Advantage Solutions Inc.	24,340	$262,629	*

Gray Television Inc.	114,250	2,673,450

TOTAL COMMUNICATION SERVICES		2,936,079

CONSUMER DISCRETIONARY - 13.6%
Auto Components - 2.4%
American Axle & Manufacturing Holdings Inc.	128,450	1,329,458	*
Goodyear Tire & Rubber Co.	107,740	1,847,741	*

Total Auto Components		3,177,199

Diversified Consumer Services - 1.3%
Stride Inc.	54,060	1,736,948	*

Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands Inc.	49,740	1,349,944	*
Everi Holdings Inc.	68,240	1,701,905	*

Total Hotels, Restaurants & Leisure		3,051,849

Household Durables - 1.8%
Century Communities Inc.	36,720	2,443,349

Leisure Products - 1.7%
Vista Outdoor Inc.	47,580	2,202,002	*

Multiline Retail - 1.2%
Macy’s Inc.	83,450	1,582,212	*

Specialty Retail - 2.9%
Murphy USA Inc.	16,140	2,152,592
Urban Outfitters Inc.	41,410	1,706,920	*

Total Specialty Retail		3,859,512

TOTAL CONSUMER DISCRETIONARY		18,053,071

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.8%
Sprouts Farmers Market Inc.	93,430	2,321,735	*

Food Products - 1.0%
TreeHouse Foods Inc.	31,230	1,390,360	*

TOTAL CONSUMER STAPLES		3,712,095

ENERGY - 5.7%
Energy Equipment & Services - 1.5%
Helmerich & Payne Inc.	62,470	2,038,396

Oil, Gas & Consumable Fuels - 4.2%
CNX Resources Corp.	146,760	2,004,742	*

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2021 Quarterly Report	1

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
International Seaways Inc.	111,190	$2,132,624
Matador Resources Co.	37,340	1,344,613

Total Oil, Gas & Consumable Fuels		5,481,979

TOTAL ENERGY		7,520,375

FINANCIALS - 28.6%
Banks - 13.5%
BancorpSouth Bank	59,950	1,698,383
Bank OZK	51,030	2,151,425
First Horizon Corp.	120,467	2,081,670
Heartland Financial USA Inc.	38,000	1,785,620
Home BancShares Inc.	77,000	1,900,360
TriCo Bancshares	40,460	1,722,787
TriState Capital Holdings Inc.	95,000	1,937,050	*
WesBanco Inc.	49,000	1,745,870
Wintrust Financial Corp.	37,930	2,868,646

Total Banks		17,891,811

Capital Markets - 2.4%
Conyers Park II Acquisition Corp.	119,894	1,293,656	*(a)
Landcadia Holdings III Inc., Class A Shares	151,280	1,875,872	*

Total Capital Markets		3,169,528

Consumer Finance - 4.6%
Encore Capital Group Inc.	35,890	1,700,827	*
OneMain Holdings Inc.	22,060	1,321,615
Oportun Financial Corp.	77,500	1,552,325	*
PROG Holdings Inc.	30,780	1,481,441

Total Consumer Finance		6,056,208

Diversified Financial Services - 0.5%
East Resources Acquisition Co.	60,550	623,060	*

Insurance - 2.7%
Assured Guaranty Ltd.	36,210	1,719,251
ProAssurance Corp.	41,340	940,485
Unum Group	30,370	862,508

Total Insurance		3,522,244

Mortgage Real Estate Investment Trusts (REITs) - 2.1%
Starwood Property Trust Inc.	108,830	2,848,081

Thrifts & Mortgage Finance - 2.8%
Essent Group Ltd.	31,490	1,415,475
Washington Federal Inc.	71,710	2,278,944

Total Thrifts & Mortgage Finance		3,694,419

TOTAL FINANCIALS		37,805,351

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Value Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
HEALTH CARE - 5.7%
Biotechnology - 1.2%
Amarin Corp. PLC, ADR	372,770	$1,632,733	*

Health Care Equipment & Supplies - 1.6%
Lantheus Holdings Inc.	47,150	1,303,226	*
Quotient Ltd.	215,630	784,893	*

Total Health Care Equipment & Supplies		2,088,119

Health Care Providers & Services - 1.5%
Acadia Healthcare Co. Inc.	30,400	1,907,600	*

Life Sciences Tools & Services - 1.4%
Syneos Health Inc.	20,590	1,842,599	*

TOTAL HEALTH CARE		7,471,051

INDUSTRIALS - 16.9%
Aerospace & Defense - 2.8%
Curtiss-Wright Corp.	16,000	1,900,160
PAE Inc.	207,760	1,849,064	*

Total Aerospace & Defense		3,749,224

Airlines - 1.2%
SkyWest Inc.	35,980	1,549,659	*

Construction & Engineering - 1.6%
Primoris Services Corp.	71,930	2,116,900

Electrical Equipment - 1.5%
EnerSys	19,750	1,930,167

Machinery - 2.1%
EnPro Industries Inc.	15,020	1,459,193
Wabash National Corp.	85,630	1,370,080

Total Machinery		2,829,273

Professional Services - 1.1%
Korn Ferry	19,600	1,421,980

Road & Rail - 1.1%
Marten Transport Ltd.	85,915	1,416,738

Trading Companies & Distributors - 5.5%
Custom Truck One Source Inc.	69,970	666,115	*
GATX Corp.	18,240	1,613,693
Nesco Holdings Inc.	129,060	1,228,651	*(a)(b)
Rush Enterprises Inc., Class A Shares	27,705	1,197,964
Textainer Group Holdings Ltd.	78,400	2,647,568	*

Total Trading Companies & Distributors		7,353,991

TOTAL INDUSTRIALS		22,367,932

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2021 Quarterly Report	3

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 6.4%
IT Services - 1.4%
CSG Systems International Inc.	40,250	$1,898,995

Semiconductors & Semiconductor Equipment - 2.1%
SMART Global Holdings Inc.	29,490	1,406,083	*
Tower Semiconductor Ltd.	45,610	1,342,302	*

Total Semiconductors & Semiconductor Equipment		2,748,385

Software - 1.6%
CommVault Systems Inc.	26,310	2,056,653	*

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp.	38,310	1,747,319	*

TOTAL INFORMATION TECHNOLOGY		8,451,352

MATERIALS - 5.5%
Chemicals - 2.7%
Avient Corp.	32,070	1,576,561
Olin Corp.	44,950	2,079,387

Total Chemicals		3,655,948

Metals & Mining - 2.8%
Commercial Metals Co.	73,580	2,260,378
Constellium SE	73,910	1,400,594	*

Total Metals & Mining		3,660,972

TOTAL MATERIALS		7,316,920

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Alexander & Baldwin Inc.	94,500	1,731,240
Ashford Hospitality Trust Inc.	103,960	474,058	*
Brandywine Realty Trust	97,860	1,341,661
Kite Realty Group Trust	113,610	2,500,556
Lexington Realty Trust	137,500	1,643,125
National Health Investors Inc.	20,010	1,341,670
RLJ Lodging Trust	83,950	1,278,559

TOTAL REAL ESTATE		10,310,869

UTILITIES - 3.7%
Electric Utilities - 1.4%
Portland General Electric Co.	41,580	1,916,006

Multi-Utilities - 2.3%
Black Hills Corp.	45,930	3,014,386

TOTAL UTILITIES		4,930,392

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $100,771,718)		130,875,487

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Value Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	1,088,390	$1,088,390
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	272,097	272,097	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,360,487)			1,360,487

TOTAL INVESTMENTS - 99.9% (Cost - $102,132,205)			132,235,974
Other Assets in Excess of Liabilities - 0.1%			160,449

TOTAL NET ASSETS - 100.0%			$132,396,423

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Restricted security (Note 3).

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $272,097 and the cost was $272,097 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$36,511,695	$1,293,656	—	$37,805,351
Industrials	21,139,281	1,228,651	—	22,367,932
Other Common Stocks	70,702,204	—	—	70,702,204

Total Long-Term Investments	128,353,180	2,522,307	—	130,875,487

Short-Term Investments†	1,360,487	—	—	1,360,487

Total Investments	$129,713,667	$2,522,307	—	$132,235,974

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2021. The following transactions were effected in such company for the period ended June 30, 2021.

	Affiliate Value at September 30, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$525,164	$4,586,017	4,586,017	$4,839,084	4,839,084	—	$24	—	$272,097

8

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of a readily ascertainable market value, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 6/30/2021	Value Per Share	Percent of Net Assets
Nesco Holdings Inc.	129,060	12/20	$645,300	$1,228,651	$9.52	0.93%

9